Supplement dated January 17, 2007
                    to the Prospectus dated January 11, 2007

                Claymore Securities Defined Portfolio, Series 344

     Robeco International Small-Cap Equity Portfolio, Series 1 (the "Trust")

                               File No. 333-138329

   Notwithstanding anything to the contrary in the Prospectus, distributions by the Trust will be made on the 25th day of each month, commencing February 25, 2007. The Record Date will be the 15th day of each month, commencing February 15, 2007.